SEGMENT INFORMATION AND REVENUE ANALYSIS (Tables)	12 Months Ended
Dec. 31, 2015
SEGMENT INFORMATION AND REVENUE ANALYSIS [Abstract]
Gross Revenues by Products and Services

	For the years ended December 31,
	2013	2014	2015

Products:
Smart cards	$78,256	$67,108	$43,533
Other products	4,670	6,412	2,865

Subtotal	82,926	73,520	46,398

Services:
Head-end system integration	2,731	4,591	3,235
Head-end system development	1,103	1,566	2,419
Licensing income	1,098	2,516	725
Royalty income	512	585	518
Other services	77	165	407

Subtotal	5,521	9,423	7,304

Total	$88,447	$82,943	$53,702